Valuation and Qualifying Accounts	12 Months Ended
Dec. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
Fiscal Years Ended December 30, 2012, January 1, 2012 and January 2, 2011
(Dollars in Millions)

	Balance at Beginning of Period	Accruals	Payments/Other	Balance at End of Period
2012
Accrued Rebates(1)	$2,215	8,973	(8,722)	2,466
Accrued Returns	682	549	(521)	710
Accrued Promotions	396	1,583	(1,544)	435
Subtotal	$3,293	11,105	(10,787)	3,611
Reserve for doubtful accounts	361	127	(22)	466
Reserve for cash discounts	99	1,010	(1,004)	105
Total	$3,753	12,242	(11,813)	4,182
2011
Accrued Rebates(1)	$2,146	8,331	(8,262)	2,215
Accrued Returns	640	560	(518)	682
Accrued Promotions	427	1,774	(1,805)	396
Subtotal	$3,213	10,665	(10,585)	3,293
Reserve for doubtful accounts	340	77	(56)	361
Reserve for cash discounts	110	960	(971)	99
Total	$3,663	11,702	(11,612)	3,753
2010
Accrued Rebates(1)	$1,639	8,400	(7,893)	2,146
Accrued Returns	689	517	(566)	640
Accrued Promotions	429	2,664	(2,666)	427
Subtotal	$2,757	11,581	(11,125)	3,213
Reserve for doubtful accounts	333	130	(123)	340
Reserve for cash discounts	101	1,112	(1,103)	110
Total	$3,191	12,823	(12,351)	3,663

(1)	Includes reserve for customer rebates of $642 million, $656 million and $701 million at December 30, 2012, January 1, 2012 and January 2, 2011, respectively.